Document and Entity Information	3 Months Ended
Aug. 31, 2011
Document And Entity Information
Entity Registrant Name	Ecoland International Inc
Entity Central Index Key	0001388180
Document Type	10-Q
Document Period End Date	Aug 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	88,650,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
CURRENT ASSETS	$ 10,421	$ 5,706
Cash	6,544	5,706
Accounts receivable	3,495
Inventory	382
Total current assets	10,421	5,706
TOTAL ASSETS	10,421	5,706
Accounts payable and accrued liabilities	25,617	43,448
Notes payable	260,045	258,832
Notes payable - related parties	330,989	298,266
Total current liabilities	616,651	600,546
TOTAL LIABILITIES	616,651	600,546
Series B, Preferred stock; 1,000,000 shares authorized, at $0.001 per share, -0- shares issued and outstanding
Common stock; 500,000,000 shares authorized, at $0.001 par value, 88,650,000 and 88,650,000 shares issued and outstanding at August 31, 2011 and May 31, 2011, respectively	88,650	88,650
Additional paid-in capital	316,850	316,850
Subscription Receivable		(30,000)
Accumulated other comprehensive loss Foreign currency translation adjustment	(12,990)	(19,330)
Deficit accumulated during the development stage	(998,740)	(951,010)
Total stockholders' deficit	(606,230)	(594,840)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,421	$ 5,706

Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
Series A, Preferred stock; par value	$ 0	$ 0
Series A, Preferred stock; shares authorized	100	100
Series A, Preferred stock; shares issued	0	0
Series A, Preferred stock; shares outstanding	0	0
Series B, Preferred stock; par value	$ 0	$ 0
Series B, Preferred stock; shares authorized	1,000,000	1,000,000
Series B, Preferred stock; shares issued	0	0
Series B, Preferred stock; shares outstanding	0	0
Common stock; par value	$ 0.001	$ 0
Common stock; shares authorized	500,000,000	500,000,000
Common stock; shares issued	88,650,000	88,650,000
Common stock; shares outstanding	88,650,000	88,650,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		77 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
REVENUES	$ 3,376		$ 80,075
COST OF GOODS SOLD	2,056		56,239
GROSS PROFIT	1,320		23,836
Depreciation and amortization			1,525
General and administrative	37,070	49,969	819,721
Total expenses	37,070	49,969	820,656
LOSS FROM OPERATIONS	(35,750)	(49,969)	(796,820)
Interest expense	(11,980)	(9,383)	(201,920)
Total other expenses	(11,980)	(9,383)	(201,920)
NET LOSS	(47,730)	(59,352)	(998,740)
Foreign currency adjustment	6,340	(6,823)	(12,990)
NET COMPREHENSIVE LOSS	$ (41,390)	$ (66,175)	$ (1,011,730)
BASIC LOSS PER SHARE
WEIGHTED AVERAGE NUMBER OF SHARES OUSTANDING	88,650,000	62,710,274

Shareholders Deficit (USD $)	Preferred Stock Shares	Preferred Stock Amount	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Stock Subscriptions Receivable	Accumulated Deficit During Developmental Stage	Other Comprehensive Income / Loss	Total
Beginning Balance, amount at Apr. 14, 2005
Beginning Balance, shares at Apr. 14, 2005
Common shares issued for services at $0.001 per share			20,000,000	20,000					20,000
Formation of sub					15				15
Net loss							(29,128)		(29,128)
Ending Balance, amount at May. 31, 2005				20,000	15		(29,128)		(9,113)
Ending Balance, shares at May. 31, 2005			20,000,000
Common shares issued for services at $0.001 per share			20,000,000	20,000					20,000
Common Shares Issued for services at $0.02 per share			650,000	650	12,350				13,000
Net loss							(88,433)		(88,433)
Ending Balance, amount at May. 31, 2006				44,650	88,365	(20,000)	(117,561)		(4,546)
Ending Balance, shares at May. 31, 2006			44,650,000
Receipt of cash on subscription receivable						20,000			20,000
Net loss							(157,774)		(157,774)
Ending Balance, amount at May. 31, 2007				44,650	88,365		(275,335)		(142,320)
Ending Balance, shares at May. 31, 2007			44,650,000
Services contributed by officers and directors					2,485				2,485
Net loss							(76,171)		(76,171)
Ending Balance, amount at May. 31, 2008				44,650	90,850		(351,506)		(216,006)
Ending Balance, shares at May. 31, 2008			44,650,000
Foreign Exchange Adjustments								5,148	5,148
Net loss							(104,107)		(104,107)
Ending Balance, amount at May. 31, 2009				44,650	90,850		(455,613)	5,148	(314,965)
Ending Balance, shares at May. 31, 2009			44,650,000
Foreign Exchange Adjustments								(5,270)	(5,270)
Common shares issued for notes payable at $0.005 per share			18,000,000	18,000	72,000				90,000
Common shares issued for services at $0.005 per share			12,000,000	12,000	48,000				60,000
Net loss							(239,130)		(239,130)
Ending Balance, amount at May. 31, 2010				78,650	226,850		(748,743)	(122)	(443,365)
Ending Balance, shares at May. 31, 2010			78,650,000
Common shares issued for services at $0.001 per share
Foreign Exchange Adjustments								(19,208)	(19,208)
Common shares issued for cash at $0.01 per share			10,000,000	10,000	90,000	(30,000)			70,000
Net loss							(202,267)		(202,267)
Ending Balance, amount at May. 31, 2011				88,650	316,850	(30,000)	(951,010)	(19,330)	(594,840)
Ending Balance, shares at May. 31, 2011			88,650,000
Foreign Exchange Adjustments								6,340	6,340
Cash from subscriptions receivable						30,000			30,000
Net loss							(47,730)		(47,730)
Ending Balance, amount at Aug. 31, 2011				$ 88,650	$ 316,850		$ (998,740)	$ (12,990)	$ (606,230)
Ending Balance, shares at Aug. 31, 2011			88,650,000

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		77 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (47,730)	$ (59,352)	$ (998,740)
Depreciation and amortization			1,525
Common stock issued for services			133,000
Services contributed by officer			2,485
Increase in accounts receivable	(3,495)	3,508	(3,495)
Increase in inventory	(382)	(123)	(382)
Decrease in accounts payable and accrued expenses	(17,831)	17,164	25,617
Accrued services by officers and directors	33,936	33,071	332,202
Net cash used by operating activities	(35,502)	(5,732)	(507,788)
Purchase of fixed assets			(1,525)
Net cash used by investing activities			(1,525)
Common stock issued for cash	30,000		180,015
Proceeds from issuance of notes payable		12,500	348,832
Net cash provided by financing activities	30,000	12,500	528,847
NET INCREASE IN CASH	(5,502)	6,768	19,534
EFFECT OF EXCHANGE RATE CHANGES ON CASH	6,340	(6,823)	(12,990)
CASH AT BEGINNING OF PERIOD	5,706	38
CASH AT END OF PERIOD	6,544	(17)	6,544
Income taxes
Interest
Common stock issued for notes payable		90,000	90,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization of Business

The Company began operations on April 15, 2005 through Guano Distributors, Pty. The Company was then incorporated in the State of Nevada on June 24, 2005 as Guano Distributors, Inc. which Guano Distributors Pty, was consolidated as a wholly owned subsidiary. The Company changed its name to Ecoland International, Inc. on June 24, 2006. In May 2006, the Company amended its Articles of Incorporation to increase the authorized common stock to 500,000,000 shares and 50,000,000 of “blank check” preferred shares. In May 2005 the Company acquired certain distribution rights from Sociaf, LDA an Angolan company, pertaining to Dry Bar Cave Bat Guano. On July 2010 the Company designated terms to a portion of the authorized preferred shares, see Note 5 for detail.

The Company is currently in the process of formulating business and strategic plans to process, package and market the guano worldwide from the deposits in Angola and Mozambique.

The Company has not achieved significant revenues and is a development stage company in accordance with FASB ASC 915 “Development Stage Entities.”

Basis of presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to development stage enterprises, and are expressed in U.S. dollars. The Company’s fiscal year end is May 31. These financials statements should be read in conjunction with the financial statement included in the Company’s Annual Report filed with the SEC on form 10K for the fiscal year ended May 31, 2011.  In the opinion of management, all adjustments, consisting of normal recurring accruals considered necessary for a fair presentation, have been included. Operating results for the three months ended August 31, 2011 are not necessarily indicative of the results that may be expected for the year ending May 31, 2012.

Principles of Consolidation

These interim consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Ecoland International, Inc. and Guano Distributors, Ltd. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reporting amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Management makes these estimates using the best information available at the time the estimates are made; however, actual results could differ materially from these estimates.

Fair Value of Financial Instruments

Fair value estimates are based upon certain market assumptions and pertinent information available to management as of August 31, 2011. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash and payables. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.

Cash equivalents

The Company maintains a cash balance in a non-interest-bearing account that currently does not exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.

Foreign Currency Adjustment

The financial position and results of operations of the Company’s foreign subsidiary, Guano Distributors, Inc., is measured using the foreign subsidiary’s local currency, which is South Africa Rand (ZAR) as the functional currency.  Revenues and expenses of the subsidiary have been translated into U.S. dollars at average exchange rates prevailing during the period.  Assets and liabilities have been translated at the rates of exchange on the balance sheet date.  The resulting translation gain and loss adjustments are recorded as a separate component of stockholders’ equity, unless there is a sale or complete liquidation of the underlying foreign investments.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided primarily by the straight-line method over the estimated useful lives of the related assets of five years.

Inventory

Inventories consist of raw materials, packaging supplies and finished goods and are valued at the lower of cost (first-in, first-out (FIFO) method) or market

Net Income Per Share

FASB ASC 260, “Earnings per Share”, requires dual presentation of basic and diluted earnings or loss per share (“EPS”) for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution; diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic loss per share is computed by dividing net loss applicable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if dilutive securities and other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company, unless the effect is to reduce a loss or increase earnings per share.

The Company had no potential common stock instruments which would result in a diluted loss per share. Therefore, diluted loss per share is equivalent to basic loss per share.

Revenue recognition

Revenue from product sales is recognized when shipped, FOB shipping point and accepted by the customer without right of return. Shipping and handling charges billed to customers are included in net sales, and shipping and handling costs incurred by the Company are included in cost of goods sold.

Concentrations

For the three month period ended August 31, 2011 one customer accounted for 100% of sales.  As of August 31, 2011, one customer accounted for 100% of the accounts receivable balance.

Advertising

The Company has incurred no advertising costs since inception. At such time the Company commences advertising activities; such costs will be expensed as incurred.

Recently Issued Accounting Pronouncements

The Company has evaluated the recent accounting pronouncements through ASU 2011-09 and believes that none of them will have a material financial impact on the Company’s financial statements.

GOING CONCERN	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
GOING CONCERN

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent upon the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

At August 31, 2011, the Company has accumulated losses of $998,740 since its inception and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plans to obtain such resources for the Company include (1) financing current operations with funds obtained through equity offerings, and (2) planning and streamlining distribution operations with respect to the Company’s Angolan guano supply. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from the outcome.

NOTES PAYABLE	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
NOTES PAYABLE

At August 31, 2011 the Company had notes payable and accrued interest totaling $260,045. Included in this amount are four separate unsecured notes payable to unrelated entities totaling $146,901. The notes are due on demand and accrue interest at a rate of 8.0% per annum.  Also included under our wholly owned subsidiary are notes payables due to four unrelated entities totaling $113,144.  The notes are unsecured, due on demand and accrue interest at a rate of 10.5% per annum.  Interest expense for the three months ended August 31, 2011 was $5,671. The interest expense for three months ended August 31, 2010 was $6,007.

NOTES PAYABLE - RELATED PARTIES	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
NOTES PAYABLE - RELATED PARTIES

At August 31, 2011, the Company had unsecured notes payable and accrued interest of $330,989. These notes are payable to the officer and director of the Company. Each note is due on demand and accrues interest at a rate ranging from 8.0% to 10.5% per annum.  Interest expense for the three months ended August 31, 2011 was $6,309. The interest expense for three months ended August 31, 2010 was $3,797. Accrued expenses relating to Directors Compensation are included in the balances of the notes payable – related parties and these unpaid expenses are subject to interest charges ranging from 8.0% - 10.5% per annum as applicable for each note payable.

STOCKHOLDERS' DEFICIT	3 Months Ended
Aug. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' DEFICIT

As of August 31, 2011, the Company’s capital structure consisted of common shares and Series A and B preferred shares.

There were 500,000,000 common shares authorized with a par value of $0.001 and 88,650,000 shares outstanding as of August 31, 2011 and May 31, 2011.

On July 27, 2010, the Company created 100 Series A preferred shares with a par value of $0.001. No Series A shares were issued during the period.  Each share of Series A Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock have.  In addition, the holders of a majority of the shares of Series A Preferred Stock represented at a duly called special or annual meeting of such shareholders or by an action by written consent for that purpose shall be entitled to elect three (3) directors (the “Series A Directors”).

The holders of the Series A Preferred Stock may waive their rights to elect such three (3) directors at any time and assign such right to the board of directors to elect such directors; and the holders of a majority of the shares of common stock represented at a duly called special or annual meeting of such shareholders or by an action by written consent for that purpose shall be entitled to elect two (2) directors. As of August 31, 2011, there were no outstanding Series A preferred shares.

On July 27, 2010, the Company created 1,000,000 Series B preferred shares with a par value of $0.001. No Series B shares were issued during the period. The Series B Preferred Stock shall vote or act by written consent together with the common stock and not as a separate class.  Each share of Series B Preferred Stock shall have that number of votes equal to five thousand (5,000) shares of common stock at any special or annual meeting of the stockholders of the Company, and in any act by written consent in lieu of any special or annual meeting of the stockholders of the Company.  In the case the Company shall at any time subdivide (by any share split, share dividend or otherwise) its outstanding shares of common stock into a greater number of shares, the number of shares of common stock of which are equal in voting power to each share of Series B Preferred Stock, as in effect immediately prior to such subdivision, shall be proportionately increased and, conversely, in case the outstanding common stock shall be combined into a smaller number of shares, the number of shares of common stock of which are equal in voting power to each share of Series B Preferred Stock, as in effect immediately prior to such combination, shall be proportionately reduced. As of August 31, 2011, there were no outstanding Series B preferred shares.

On July 12, 2010, the Company entered into subscription agreements with two unrelated entities to purchase shares of the Company’s common stock at $0.01 per share.  The Company has issued a total of 10,000,000 shares and has recorded a subscription receivable for the funds to be receivable.

As of August 31, 2011 the subscription receivable had been received in full.